Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 127,076	¥ 884,676	¥ 563,383	¥ 440,859
Restricted cash	2,371	16,509
Trade receivables	3,750	26,110	10,473
Receivables from online payment platforms	1,929	13,429	9,970
Amounts due from related parties	835	5,815	850
Prepayment and other current assets	9,714	67,628	50,236
Total current assets	424,749	2,957,027	1,278,451
Non-current assets:
Long-term investments	6,605	45,980	14,813	¥ 5,663
Property and equipment, net	4,645	32,341	3,253
Deferred tax assets	5,057	35,208	30,894
Prepayment for long-term investment			11,500
Operating lease right-of-use assets	20,754	144,488
Other non-current assets	2,142	14,910	1,625
Total non-current assets	39,203	272,927	62,085
Total assets	463,952	3,229,954	1,340,536
Current liabilities:
Taxes payable	9,424	65,605	41,552
Contract liabilities	13,463	93,725	116,967
Salary and welfare payables	14,461	100,676	71,486
Amounts due to related parties	376	2,620	925
Accrued expenses and other current liabilities	23,857	166,088	71,226
Operating lease liabilities	5,429	37,799
Total current liabilities	67,010	466,513	302,156
Operating lease liabilities-non current	17,352	120,803
Total non-current liabilities	17,352	120,803
Total liabilities	$ 84,362	587,316	302,156
VIEs and VIEs Subsidiaries
Current assets:
Cash and cash equivalents		251,023	228,228
Restricted cash		16,509
Trade receivables		26,110	10,473
Receivables from online payment platforms		13,429	9,970
Short-term investments		120,876	61,239
Amounts due from related parties		5,921	1,350
Prepayment and other current assets		50,464	44,889
Total current assets		484,332	356,149
Non-current assets:
Long-term investments		41,788	14,813
Property and equipment, net		31,489	1,989
Deferred tax assets		34,199	27,303
Prepayment for long-term investment			11,500
Operating lease right-of-use assets		144,071
Other non-current assets		14,887	1,603
Total non-current assets		266,434	57,208
Total assets		750,766	413,357
Current liabilities:
Taxes payable		51,562	34,932
Contract liabilities		93,725	116,967
Salary and welfare payables		57,016	44,761
Amounts due to related parties		95,259	51,240
Accrued expenses and other current liabilities		163,277	69,368
Operating lease liabilities		37,501
Total current liabilities		498,340	317,268
Operating lease liabilities-non current		120,733
Amounts due to related parties		137,372	137,140
Total non-current liabilities		258,105	137,140
Total liabilities		¥ 756,445	¥ 454,408